As filed with the Securities and Exchange Commission on October 16, 2024
Registration Nos.

033-21754
811-05563

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 62	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 615	X

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depository’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on October 16, 2024 pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new date for a previously filed post-effective amendment.

Supplement dated October 16, 2024, to the Statutory Prospectus dated May 1, 2024 for the following variable universal life policies issued by Pacific Life Insurance Company:

Pacific Select Exec

Pacific Select Exec II

Pacific Select Exec II (2004)

Pacific Select Exec III

Pacific Select Exec IV

Pacific Select Exec V

M's Versatile Product

M’s Versatile Product (2004)

MVP VUL Accumulator

M's Versatile Product VI

M's Versatile Product VII

M's Versatile Product VIII

M's Versatile Product IX

M's Versatile Product - Survivorship II

MVP VUL 10

MVP VUL 10 LTP

MVP VUL Survivorship 3

Pacific Select Performer 500

Pacific Select Estate Preserver VI

Pacific Prime VUL

Pacific Select VUL

Pacific Select VUL - Accumulation,

Pacific Select Excel Survivorship VUL

Pacific Select Survivorship VUL

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Statutory Prospectus for your Policy, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787. Please retain this supplement for future reference.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management, LLC to Fidelity Diversifying Solutions LLC.
●	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC

Effective November 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]
Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management, LLC)	0.86%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

The following changes will be made to the Western Asset Variable Global High Yield Bond Portfolio:

Effective January 17, 2025, the Western Asset Variable Global High Yield Bond Portfolio Investment Option will be closed for investment to new and existing investors. Starting January 17, 2025, you will not be able to allocate to this Investment Option. If you have Account Value in this Investment Option and withdraw or transfer out of the Account Value, you will not be able to reinvest in the Western Asset Variable Global High Yield Bond Portfolio. You can always continue to make withdrawals or transfers out of the Western Asset Variable Global High Yield Bond Investment Option.

If you are participating in the Dollar Cost Averaging, First Year Transfer, and/or Portfolio Rebalancing Systematic Transfer Programs and have existing instructions to allocate or rebalance to the Western Asset Variable Global High Yield Bond Portfolio, you must provide new instructions by the close of the Business Day on January 16, 2025, or the Program will automatically terminate. If we receive premium payments before being provided new allocation or rebalancing instructions, we will deem the premium not In Proper Form and will contact you to obtain updated allocation instructions. If we do not obtain allocation instructions from you, we will refund the payment along with a letter of explanation.

The following changes will be made to the PSF Large-Cap Growth Portfolio Investment Options:

Effective January 17, 2025, the PSF Large-Cap Growth Portfolio will be closed to new allocations for Policy Owners who do not already have Account Value in the PSF Large-Cap Growth Portfolio as of the end of the Business Day on January 16, 2025.  Policy Owners with existing allocations as of January 16, 2025, may continue to make Premium Payments or transfers into the PSF Large-Cap Growth Portfolio. If you have Account Value in the PSF Large-Cap Growth Portfolio Portfolio(s) and withdraw or transfer out 100% of that Account Value, you will not be able to re-invest in the PSF Large-Cap Growth Portfolio. You can always continue to make withdrawals or transfers out of the PSF Large-Cap Growth Portfolio Investment Option.

If you are participating in the Dollar Cost Averaging and/or Portfolio Rebalancing Systematic Transfer Programs and have existing instructions to allocate or rebalance to the PSF Large-Cap Growth Portfolio as of January 16, 2025, you do not need to take action as those instructions will remain in place until you instruct us otherwise. Please note, if your Account Value is reduced to zero in the PSF Large-Cap Growth Portfolio Investment Option, the program will terminate and you will have to provide new allocation or rebalancing instructions. If we receive premium payments before being provided new allocation or rebalancing instructions, we will deem the premium not In Proper Form and will contact you to obtain updated allocation instructions. If we do not obtain allocation instructions from you, we will refund the payment along with a letter of explanation.

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors, LLC	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.65%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Plus Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.63%[1]	NA	NA	NA

This Fund seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.68%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

The following change only applies to Pacific Select Exec variable universal life policies:

The language in the Transferring Among Investment Options and Market-timing Restrictions section regarding Fixed Account restrictions is deleted and replaced with the following:

In any 12-month period, you may make one transfer from the Fixed Account up to the greater of:

●	20% of the Accumulated Value in the Fixed Account, if the Accumulated Value is at least $1,000; Or

The amount transferred in the prior policy year from the Fixed account to the Variable account.

Form No.	15-53314-00
85-53315-00

Prospectus

(Included in Registrant’s Form N-6, File No. 033-21754 Accession No. 0001104659-24-047753 filed on April 16, 2024, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-6, File No. 033-21754 Accession No. 0001104659-24-047753 filed on April 16, 2024, and incorporated by reference herein.)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION (Pacific Select Exec)

Item 30. Exhibits

(1)	Board of Directors Resolution

(a)

Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993; Filed as part of Post- Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0000898430-96-000968.txt

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-21754, Accession Number 0001017062-98-000893. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0001017062-98-000893.txt

(2)	Custodial Agreements

Inapplicable

(3)	Underwriting Agreements

(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311054590/a58731a1exv99wx3yxay.htm

(b)

Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0000898430-96-000968.txt

(c)

Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc. Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 33-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx3yxcy.htm

(1)

First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-20-048116 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920048116/a20-9475_1ex99d3c1.htm

(d)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d3d.htm

(4)	Contracts

(a)

Flexible Premium Variable Life Insurance Policy and various riders; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0000898430-96-000968.txt

(b)

Endorsement Amending Suicide Exclusion Provision; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0000898430-96-000968.txt

(c)

Added Protection Benefit Rider; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0000898430-96-000968.txt

(d)

Accelerated Living Benefit Rider; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0000898430-96-000968.txt

(e)

Accidental Death Rider (form R84-AD); Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9915e.txt

(f)

Annual Renewable Term Rider (form R88-ART-VL); Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9915f.txt

(g)

Children’s Term Rider (form R84-CT); Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9915g.txt

(h)

Disability Rider (Form R84-DB); Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9915h.txt

(i)

Guaranteed Insurability Rider (Form R84-GI); Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9915i.txt

(j)

Waiver of Charges Rider (Form R88-WC); Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01- 500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9915j.txt

(k)

Estate Tax Repeal Rider; Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9915k.txt

(5)	Applications

Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex99110.txt

(6)	Depositor’s Certificate of Incorporation and By-Laws

(a)

Bylaws of Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-21754, Accession Number 0001017062-98-000893. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0001017062-98-000893.txt

(b)

Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-21754, Accession Number 0001017062-98-000893. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0001017062-98-000893.txt

(c)

Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 36 to the Registration Statement on Form N-6 filed via EDGAR on December 6, 2005, File No. 33-21754, Accession Number 0000892569-05-001155. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905001155/a14970exv99wx6yxcy.htm

(d)

Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of Post-Effective Amendment No. 36 to the Registration Statement on Form N-6 filed via EDGAR on December 6, 2005, File No. 33-21754, Accession Number 0000892569-05-001155. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905001155/a14970exv99wx6yxdy.htm

(7)	Reinsurance Contracts

(a)

Reinsurance Agreement with RGA Reinsurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a2.htm

(3)

Amendments 4 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a3.htm

(b)

Reinsurance Agreement with Swiss Re Life & Health America Inc. Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b.htm

(1)

Amendments 1 through 3 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b1.htm

(2)

Amendment 4 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b2.htm

(3)

Amendments 5 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b3.htm

(c)

Reinsurance Agreement with Munich American Reassurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c.htm

(1)

Amendments 1 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c1.htm

(d)

Reinsurance Agreement with SCOR Global Life USA Reinsurance Company (formerly Generali USA Life Reassurance Company) Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d2.htm

(3)

Amendments 4 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d3.htm

(8)	Participation Agreements

(a)

Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-21754, Accession Number 0001017062-00-000593. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706200000593/0001017062-00-000593.txt

(b)

M Fund Inc. Participation Agreement with Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-21754, Accession Number 0001017062-00-000593. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706200000593/0001017062-00-000593.txt

(c)

Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00; Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9919c.txt

(d)

Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00; Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9919d.txt

(e)

Addendum to Participation Agreement with M Fund Inc. 8/7/00; Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9919e.txt

(f)

Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02; Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 33-21754, Accession Number 0001017062-02-000848. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9919d.txt

(g)

Addendum to Participation Agreement with M Fund Inc. dated 12/11/01; Filed as part of Post-Effective Amendment No. 22 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 33-21754, Accession Number 0001017062-01-500968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706201500060/dex9919e.txt

(h)

Addendum to Participation Agreement with M Fund Inc. dated 1/2/02; Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 33-21754, Accession Number 0001017062-02-000848. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706202000739/dex9919h.txt

(i)

M Fund Inc. Participation Agreement with Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 filed via EDGAR on April 29, 2003, File No. 33-21754, Accession Number 0001017062-03-000978 This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000101706203000978/dex998i.txt

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998i1.htm

(j)

Addenda to Participation Agreement with M Fund, Inc. dated 9/22/03 and 1/15/04; Filed as part of Post-Effective Amendment No. 30 to the Registration Statement on Form N-6 filed via EDGAR on April 26, 2004, File No. 33-21754, Accession Number 0000892569-04-000524. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256904000524/a96274exv99wx8yxjy.htm

(k)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as part of Post-Effective Amendment No. 32 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 33-21754, Accession Number 0000892569-05-000043. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000043/a05038exv99wx8yxky.htm

(l)

Service Contract with Fidelity Distributors Corporation; Filed as part of Post-Effective Amendment No. 32 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 33-21754, Accession Number 0000892569-05-000043 This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000043/a05038exv99wx8yxly.htm

(m)

Participation Agreement Blackrock Variable Series Fund, Inc. (formerly called with Merrill Lynch Variable Series Fund, Inc.); Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 33-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxmy.htm

(1)

First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399328/d608974dex998f1.htm

(2)

Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399328/d608974dex998f2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035855/a52634exv99w8xiyx1y.htm

(4)

Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399328/d608974dex998f4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998e5.htm

(6)

Sixth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001104659-19-022279 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919022279/a19-5865_1ex99d8de6.htm

(n)

Administrative Services Agreement with Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as part of Post-Effective Amendment No. 32 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 33-21754, Accession Number 0000892569-05-000043. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000043/a05038exv99wx8yxny.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-236927, Accession No. 0001104659-20-029802, filed on March 6, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920029802/a20-11372_1ex99d8e1.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998n4.htm

(o)

Participation Agreement T. Rowe Price Equity Series, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 33-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxoy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998f1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8f2.htm

(p)

Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 33-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxpy.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8g1.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-20-048116 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920048116/a20-9475_1ex99d8p2.htm

(q)

Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 33-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxqy.htm

(r)

Service Agreement with Van Eck Securities Corporation; Filed as part of Post-Effective Amendment No. 32 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 33-21754, Accession Number 0000892569-05-000043. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000043/a05038exv99wx8yxry.htm

(s)

Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research and Management Company; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 33-21754, Accession Number 0000892569-05-000254. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxsy.htm

(t)

Participation Agreement with Janus Aspen Series; Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found athttps://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998dd1.htm http://www.sec.gov/Archives/edgar/data/935823/000119312512502964/d438041dex998dd1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998t2.htm

(u)

Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8l1.htm

(v)

Administrative Services Agreement with Janus Distributors LLC; Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(w)

Participation Agreement with Lazard Retirement Series, Inc.; Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxny.htm

(1)

First Amendment to Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312514142437/d655641dex998n1.htm

(x)

Servicing Agreement with Lazard Asset Management Securities LLC; Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxoy.htm

(1)

First Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312514142437/d655641dex998o1.htm

(2)

Second Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2019, File No. 333-150092, Accession Number 0001104659-19-022303. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022303/a19-6071_1ex99d8o2.htm

(3)

Third Amendment to Servicing Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-20-048116 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920048116/a20-9475_1ex99d8x3.htm

(y)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998y1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998y2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8p3.htm

(4)

Fourth Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8i4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-20-048116 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920048116/a20-9475_1ex99d8y5.htm

(z)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998z1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998z2.htm

(3)

Third Amendment to Service Agreement; Included in Registration Statement on Form N-6, File No. 33-21754, Accession No. 0001193125-15-304348 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8s3.htm

(4)

Fourth Amendment to Service Agreement t; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 9, 2019, File No. 333-231308, Accession Number 0001104659-19-028107, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919028107/a19-9292_1ex99d8j4.htm

(5)

Fifth Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-20-048116 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920048116/a20-9475_1ex99d8z5.htm

(aa)

Participation Agreement with MFS Variable Insurance Trust; Filed as Exhibit 8(r) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxry.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xaayx1y.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xaayx2y.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998aa3.htm

(bb)	(1)

Service Agreement with Massachusetts Financial Services Company; Filed as Exhibit 8(s) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913,Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxsy.htm

(2)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998bb2.htm

(3)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8s3.htm

(cc)

Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2010, File No. 33-21754, Accession Number 0000950123-10-037100. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310037100/a53993exv99wx8yxccy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035827/a52624exv99w8xpyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998m3.htm

(dd)

Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2010, File No. 33-21754, Accession Number 0000950123-10-037100. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310037100/a53993exv99wx8yxddy.htm

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310035827/a52624exv99w8xuyx1y.htm

(2)

Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998r2.htm

(ee)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2010, File No. 33-21754, Accession Number 0000950123-10-037100. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310037100/a53993exv99wx8yxeey.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2010, File No. 33-21754, Accession Number 0000950123-10-037100. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310037100/a53993exv99wx8yxeeyx1y.htm

(2)

Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xeeyx2y.htm

(3)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312514142437/d655641dex998v3.htm

(4)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998f4.htm

(5)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998ee5.htm

(ff)

Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2010, File No. 33-21754, Accession Number 0000950123-10-037100. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310037100/a53993exv99wx8yxffy.htm

(1)

First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2010, File No. 33-21754, Accession Number 0000950123-10-037100. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310037100/a53993exv99wx8yxffyx1y.htm

(2)

Second Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998h2.htm

(3)

Third Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512502912/d437895dex998h3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998i4.htm

(5)

Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998ff5.htm

(6)

Sixth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-2313010 Accession No. 0001104659-19-042836 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042836/a19-13238_1ex99d8u6.htm

(7)

Seventh Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4; File No. 333-240070 Accession No. 0001104659-20-112014 filed on October 5, 2020 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465920112014/a20-32161_1ex99d8f7.htm

(8)

Eighth Amendment to Administrative Services Agreement; Included in the Registrant’s Form N-4 on February 17, 2023, File No. 333-261003, Accession Number 0001104659-23-023148, and incorporated by referenced herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465923023148/tm237033d1_ex998f8.htm

(gg)

Addendum to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed as Exhibit 8(j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession Number 0000892569-07-000175. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256907000175/a24236a2exv99wx8yxjy.htm

(hh)	(1)

Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as Exhibit 8(y) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxyy.htm

(2)

Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 033-21754, Accession Number 0000950123-12-006582. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006582/a59860bexv99wx8yxhhyx2y.htm

(3)

Third Amendment to Fidelity Distributors Corporation Participation Agreement; Included in Registrant’s Form N-6, File No. 333-231308 Accession No. 0001104659-19-042834 filed on July 31, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919042834/a19-13236_1ex99d8o3.htm

(4)

Fourth Amendment to Fidelity Distributors Corporation Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-20-048116 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465920048116/a20-9475_1ex99d8hh4.htm

(ii)

Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as Exhibit 8(z) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxzy.htm

(jj)

Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as Exhibit 8(aa) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession No. 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxaay.htm

(kk)

Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2010, File No. 33-21754, Accession Number 0000950123-10-037100. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310037100/a53993exv99wx8yxkky.htm

(ll)

Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 33-21754, Accession Number 0000950123-10-086789. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086789/a57202exv99wx8yxlly.htm

(mm)

Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 33-21754, Accession Number 0000950123-10-086789. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086789/a57202exv99wx8yxmmy.htm

(nn)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 33-21754, Accession Number 0000950123-10-086789. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086789/a57202exv99wx8yxnny.htm

(oo)

Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 33-21754, Accession Number 0000950123-10-086789. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086789/a57202exv99wx8yxooy.htm

(pp)

Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 33-21754, Accession Number 0000950123-10-086789. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012310086789/a57202exv99wx8yxppy.htm

(qq)

Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xqqy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xqqyx1y.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xqqyx2y.htm

(rr)

Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xrry.htm

(1)

First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0001193125-12-503027 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312512503027/d438190dex998u1.htm

(2)

Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0001193125-14-147263 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514147263/d657064dex998u2.htm

(3)

Third Amendment to Services Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-18-025571 filed April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465918025571/a18-8345_1ex99d8rr3.htm

(ss)

Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2011, File No. 033-21754, Accession Number 0000950123-11-036729. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012311036729/a56269bexv99w8xssy.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8ii1.htm

(tt)

Form of American Century Investment Services, Inc. Participation Agreement Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 033-21754, Accession Number 0000950123-12-006582. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006582/a59860bexv99wx8yxtty.htm

(uu)

Form of American Century Investment Services, Inc. Administrative Services Agreement Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 033-21754, Accession Number 0000950123-12-006582. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006582/a59860bexv99wx8yxtty.htm

(vv)

Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xjy.htm

(1)

First Amendment to Participation Agreement Filed as part of the Registration Statement on Form N-6 via EDGAR on April 25, 2012, File No. 033-21754, Accession Number 0000950123-12-006582. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006582/a59860bexv99wx8yxvvyx1y.htm

(ww)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xky.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8mm1.htm

(xx)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000089256908001559/a50106exv99w8xly.htm

(yy)

Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 33-21754, Accession Number 0000950123-13-002332. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002332/a30082bexv99w8xyyy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998yy1.htm

(zz)

Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 33-21754, Accession Number 0000950123-13-002332. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002332/a30082bexv99w8xzzy.htm

(1)

First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998zz1.htm

(aaa)

Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 33-21754, Accession Number 0000950123-13-002332. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002332/a30082bexv99w8xaaay.htm

(1)

First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998aaa1.htm

(bbb)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 33-21754, Accession Number 0000950123-13-002332. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002332/a30082bexv99w8xbbby.htm

(1)

First Amendment to Participation Agreement; Included in Registration Statement on Form N-6, File No. 33-21754, Accession No. 0001193125-15-304348 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002332/a30082bexv99w8xcccy.htm

(ccc)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2013, File No. 33-21754, Accession Number 0000950123-13-002332. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012313002332/a30082bexv99w8xcccy.htm

(ddd)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998ddd1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998aaa2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8tt3.htm

(eee)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312513240969/d537621dex998vv.htm

(fff)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514310473/d767546dex998qq.htm

(ggg)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC.; Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001193125-15-134864 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998ggg.htm

(hhh)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registration Statement on Form N-6, File No. 33-21754, Accession No. 0001193125-15-304348 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000119312515134864/d833405dex998ggg.htm

(iii)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998bbb.htm

(jjj)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-13-399333 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312513399333/d608998dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-14-143850 filed on April 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514143850/d655763dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement.; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-128820 filed on April 14, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515128820/d831895dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998mm3.htm

(kkk)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8aaa.htm

(lll)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8bbb.htm

(mmm)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8ccc.htm

(nnn)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8ddd.htm

(ooo)

Distribution Agreement with Dreyfus (Amended and Restated); Included in Registrant’s Form N-6, File No. 33-102902, Accession No. 0001104659-17-024492 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465917024492/a16-17361_1ex99d8eee.htm

(ppp)

Selling Agreement with PIMCO (for Admin Class Shares) Insurance Trust; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001104659-19-022302 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022302/a19-6068_1ex99d8ggg.htm

(qqq)

Services Agreement with PIMCO (for Admin Class Shares) Insurance Trust; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001104659-19-022302 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022302/a19-6068_1ex99d8hhh.htm

(9)	Administrative Contracts

Inapplicable

(10)	Other Material Contracts

Inapplicable

(11)	Legal Opinion

Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered; Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/0000898430-96-000955.txt

(12)	Actuarial Opinion

Inapplicable

(13)	Calculation

Inapplicable

(14)	Other Opinions

Consent of Registered Public Accounting Firm and Consent of Independent Auditors

(15)	Omitted Financial Statements

Inapplicable

(16)	Initial Capital Agreements

Inapplicable

(17)	Redeemability Exemption

Memorandum describing Pacific Life Insurance Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii); Included in Registrant’s Form N-6, File No. 33-21754, Accession No. 0001104659-21-054416 filed April 23, 2021, and incorporated by reference herein. This exhibit can be found at

https://www.sec.gov/Archives/edgar/data/832908/000110465921054416/a21-3092_1ex99d17.htm

(18)	Power of Attorney;

Powers of Attorney;

(19)	Form of Initial Summary Prospectus

Inapplicable

Item 31. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Darryl D. Button	Director, Chairman, President, and Chief Executive Officer
Vibhu R. Sharma	Director, Executive Vice President and Chief Financial Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Jason Orlandi	Director, Executive Vice President, General Counsel and Assistant Secretary
Dawn M. Behnke	Executive Vice President
Starla C. Yamauchi	Assistant Vice President and Secretary
Carol J. Krosky	Senior Vice President and Chief Accounting Officer
Craig W. Leslie	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 32. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
APC Asset Development I LP	Delaware	99.92
APC Asset Development II LP	Delaware	99.94
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Gallery Limited Member, LLC	Delaware	100
Gallery Place MRP-GFI Venture, LLC	Delaware	10
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
Wildflower Member, LLC	Delaware	100

Epoch-Wildflower, LLC	Florida	100
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
700 Main Street LLC	Delaware	100
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100
Village at Beardslee Investor, LLC	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC	Delaware	82.353
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	100
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	100
PL Stonebriar Member, LLC	Delaware	100
Stonebriar Apartment Investor, LLC	Delaware	90
PL Deer Run Member, LLC	Delaware	100
Deer Run JV LLC	Delaware	60
PL Tessera Member, LLC	Delaware	100
Tessera Venture LLC	Delaware	90
PL Vantage Member, LLC	Delaware	100
Vantage Post Oak Apartments, LLC	Delaware	90
PL Fairfax Gateway Member, LLC	Delaware	100
Fairfield Fairfax Gateway LLC	Delaware	90
PL Four Westlake Owner, LLC	Delaware	100
PL 922 Washington Owner, LLC	Delaware	100
PL Hana Place Member, LLC	Delaware	100
Hana Place JV LLC	Delaware	60
PL LasCo Owner, LLC	Delaware	100
PL Wilshire Member, LLC	Delaware	100
Wilshire Apartment Investors, LLC	Delaware	90
PL Cedarwest Member, LLC	Delaware	100
Cedarwest JV LLC	Delaware	60
PL Tupelo Member, LLC	Delaware	100
Tupelo Alley Apartment Investors, LLC	Delaware	90
PL Aster Member, LLC	Delaware	100
Alston Manor Investors JV LLC	Delaware	90
PL Anthology Member, LLC	Delaware	100
Anthology Venture LLC	Delaware	100
Anthology Owner LLC	Delaware	100
Anthology CEA Owner LLC	Delaware	100
PL Trelago Member, LLC	Delaware	100
Trelago Way Investors JV LLC	Delaware	100

PL 803 Division Street Member, LLC	Delaware	100
Nashville Gulch Venture LLC	Delaware	100
Nashville Gulch Owner LLC	Delaware	100
PL Little Italy Member, LLC	Delaware	100
Little Italy Apartments LLC	Delaware	69.1848
PL Gramax Member, LLC	Delaware	100
ASI Gramax LLC	Delaware	90
PL Walnut Creek Member, LLC	Delaware	100
Del Hombre Walnut Creek Holdings LLC	Delaware	75
PL Dairies Owner, LLC	Delaware	100
PL SFR HD Member, LLC	Delaware	100
SFR JV-HD LP	Delaware	33.333
SFR JV-HD TL Equity A LLC	Delaware	100
SFR JV-HD TL Borrower A LLC	Delaware	100
SFR JV-HD TL Equity B LLC	Delaware	100
SFR JV-HD TL Borrower B LLC	Delaware	100
SFR JV-HD Equity LCC	Delaware	100
SFR JV-HD Property LLC	Delaware	100
PL Adley Member, LLC	Delaware	100
Redwood PL Adley LLC	Delaware	90
DD 6075 Roswell LLC	Georgia	100
PL GAAV Member, LLC	Delaware	100
Greystar Active Adult Venture I, LP	Delaware	45
GS AA Draper HoldCo, LLC	Delaware	100
GS AA Draper Owner, LLC	Delaware	100
GS AA Village5 HoldCo, LLC	Delaware	100
GS AA Village5 Owner, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Avenu Natick HoldCo, LLC	Delaware	100
GS AA Riverwalk HoldCo, LLC	Delaware	100
GS AA Riverwalk Owner, LLC	Delaware	100
GS AA Stapleton HoldCo, LLC	Delaware	100
GS AA Stapleton Owner, LLC	Delaware	100
GS AA San Marcos HoldCo, LLC	Delaware	100
GS AA San Marcos Owner, LLC	Delaware	100
GS AA Vistas HoldCo LLC	Delaware	100
GS AA Vistas Owner LLC	Delaware	100
GS AA Kierland HoldCo LLC	Delaware	100
GS AA Kierland Owner LLC	Delaware	100
GS AA Naperville HoldCo, LLC	Delaware	100
GS AA Naperville Owner, LLC	Delaware	100
PL Fountain Springs Member, LLC	Delaware	100
Fountain Springs JV LLC	Delaware	80
Fountain Springs LLC	Colorado	100
PL SFR MLS Member, LLC	Delaware	100
SFR JV-2 LP	Delaware	16.129
SFR JV-2 2022-1 Equity Owner LLC	Delaware	100
SFR JV-2 2022-1 Borrower LLC	Delaware	100
SFR JV-2 2022-1 Depositor LLC	Delaware	100
SFR JV-2 2022-2 Equity Owner LLC	Delaware	100
SFR JV-2 2022-2 Borrower LLC	Delaware	100
SFR JV-2 2022-2 Depositor LLC	Delaware	100
SFR JV-2 DDTL Equity LLC	Delaware	100
SFR JV-2 DDTL Borrower LLC	Delaware	100
SFR JV-2 NTL Equity LLC	Delaware	100
SFR JV-2 NTL Borrower LLC	Delaware	100
SFR JV-2 2023-1 Equity Owner LLC	Delaware	100
SFR JV-2 2023-1 Borrower LLC	Delaware	100
SFR JV-2 2023-1 Depositor LLC	Delaware	100
SFR JV-2 Equity LLC	Delaware	100
SFR JV-2 Property LLC	Delaware	100
PL Hawkins Press Member, LLC	Delaware	100

Hawkins Press Investors JV, LLC	Delaware	85
PL Wilder Member, LLC	Delaware	100
Redwood PL Wilder, LLC	Delaware	90
RPL Wilder, LLC	Delaware	100
PL Allston Yard Member, LLC	Delaware	100
Allston Yards Apartments, LLC	Delaware	80
PL Arkins Member, LLC	Delaware	100
2950 Arkins Owner, LLC	Delaware	90
2950 Arkins Commercial, LLC	Delaware	100
2950 Arkins Residential, LLC	Delaware	100
PL Bromwell Member, LLC	Delaware	100
Bromwell Investors LLC	Delaware	90
Bromwell Owner LLC	Delaware	100
PL Loso Member, LLC	Delaware	100
South & Hollis Investors JV LLC	Delaware	85
KA Loso Investors LLC	Delaware	73.743
KA LOSO Holdings LLC	Delaware	100
PL Tranquility Lake Member, LLC	Delaware	100
Tranquility Lake Apartment Partners, LLC	Delaware	90
Tranquility Lake Apartments, LLC	Delaware	100
PL Milieu Guarantor, LLC	Delaware	100
PL Park Row Member, LLC	Delaware	100
Park Row Apartment Partners, LLC	Delaware	90
Park Row Apartments, LLC	Delaware	100
PL Towerview Member, LLC	Delaware	100
Preston Ridge Holdings JV LLC	Delaware	85
PL DTC Member, LLC	Delaware	100
Legacy/PL DTC JV LLC	Delaware	90
Legacy DTC Owner LLC	Delaware	100
PL Monte Vista Member, LLC	Delaware	100
Monte Vista JV LLC	Delaware	79.984
Monte Vista Preservation LP	California	99.98
PL 315 Elden Member, LLC	Delaware	100
315 Elden Multifamily JV Investors LLC	Delaware	90
315 Elden Street Multifamily Partners LLC	Delaware	80
315 Elden Street Owner LLC	Delaware	100
PL 400k Member, LLC	Delaware	100
400 K Street, LLC	Delaware	49.9
PL 440k Member, LLC	Delaware	100
440 K Street, LLC	Delaware	49.9
PL Fusion Member, LLC	Delaware	100
Fusion MF Venture LLC	Delaware	90
PL Heather Estates Member, LLC	Delaware	100
Heather Estates JV LLC	Delaware	80
PL Canyon Park Member, LLC	Delaware	100
Canyon Park JV LLC	Delaware	80
PL Alta Vista Newcastle MF Member, LLC	Delaware	100
Alta Vista Newcastle Multifamily JV Investor LLC	Delaware	90
Alta Vista Newcastle Multifamily Partners LLC	Delaware	90
Lost Spurs Owner LLC	Delaware	100
Village at Bellaire Owner LLC	Delaware	100
PL Del Sol Member, LLC	Delaware	100
Bradbury/Felix Investors, LLC	Delaware	95
PL Evo Union Member, LLC	Delaware	100
Evo Union Park Venture, LLC	Delaware	87.5
Evo Union Park Property Owner, LLC	Delaware	100
PL Radian Member, LLC	Delaware	100
Radian Partners Group LLC	Delaware	66.5
Radian Partners Property Owner LLC	Delaware	100
PL Reed Row Member, LLC	Delaware	100
KJ Florida Avenue JV LLC	Delaware	85
KJ Florida Avenue Property LLC	Delaware	100

PL Brightleaf Member, LLC	Delaware	100
Brightleaf Venture LLC	Delaware	90
Brightleaf Owner LLC	Delaware	100
PL Highgate Member, LLC	Delaware	100
Amherst Investors JV LLC	Delaware	95
KPL Amherst Owner LLC	Delaware	100
PL Town Center Member, LLC	Delaware	100
Town Center MF Venture LLC	Delaware	90
PL East County Road Owner, LLC	Delaware	100
WW 1300 Keller Parkway LLC	Delaware	100
PL Pretium Trust Owner, LLC	Delaware	100
PL 283 Commerce Member, LLC	Delaware	100
283 Commerce Hub Venture, LLC	Delaware	90
PL Sky Member, LLC	Delaware	100
Sky JV LLC	Delaware	75
Sky Owner LLC	Delaware	100
PL Dean Member, LLC	Delaware	100
PL Hadley Member, LLC	Delaware	100
PL Metropolitan Member, LLC	Delaware	100
PL Moreland Member, LLC	Delaware	100
SNB HoldCo, LLC	Delaware	100
SNB 116 Owner, LLC	Delaware	100
SNB 120 Owner, LLC	Delaware	100
SNB 124/125 Owner, LLC	Delaware	100
SNB 540 Hotel Owner, LLC	Delaware	100
PL Bala Cynwyd Member, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Co-Invest Credit I GP LLC #	Delaware	100
Pacific Co-Invest Credit II GP LLC #	Delaware	100
Pacific Co-Invest Opportunities I GP LLC #	Delaware	100
Pacific Co-Invest Opportunities II GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Credit IV GP LLC #	Delaware	100
Pacific Private Credit V GP LLC #	Delaware	100
Pacific Private Credit Opportunities II GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Private Equity Opportunities V GP LLC #	Delaware	100
Pacific Private Feeder III GP, LLC #	Delaware	100
Pacific Private Feeder IV GP, LLC #	Delaware	100
Pacific Private Equity Opportunities IV GP LLC #	Delaware	100
PPFA Credit Opportunities I GP LLC #	Delaware	100
CAA-PPFA Equity Opportunities I GP LLC #	Delaware	100
CAA-PPFA Opportunities II GP LLC #	Delaware	100
Pacific Private Equity Opportunities Fund II-B, LLC #	Delaware	0.01
Pacific Private Equity II GP LLC #	Delaware	100
Pacific Private Equity II-A GP LLC #	Delaware	100
Pacific Private Equity Opportunities VI GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Life Trade Receivable GP LLC # (Formerly known as PAM Trade Receivable GP LLC)	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Missouri	100
Pacific Life Re Holdings LLC	Delaware	100

Pacific Life Re Global Limited (Formerly known as Pacific Life Reinsurance (Barbados) Ltd.)	Bermuda	100
Pacific Life Re International Limited	Bermuda	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Limited	England	100
Pacific Life Holdings Bermuda Limited	Bermuda	100
Pacific Life Re (Shanghai) Information Consulting Services Co., Ltd.	China	100
Pacific Life Services Bermuda Limited	Bermuda	100
Pacific Life Re Services Singapore Pte. Limited	Singapore	100
Pacific Life Re Services Limited	England	100
UnderwriteMe Limited	England	100
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe North America Corp.	Delaware	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Services Canada Limited	Canada	100

__________________________________

# = Abbreviated structure

Item 33. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker- Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)

For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference. This exhibit can be found at http://brokercheck.finra.org/firm/summary/4452

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 35. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 36. Management Services

Inapplicable

Item 37. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 62 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of October 16, 2024.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*
Director, Chairman, President, and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button*
Director, Chairman, President, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 62 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, and Chief Executive Officer	October 16, 2024

Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	October 16, 2024

Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	October 16, 2024

Adrian S. Griggs*

		Director, Executive Vice President and General Counsel	October 16, 2024

Jason Orlandi*

		Assistant Vice President and Secretary	October 16, 2024

Starla C. Yamauchi*

		Executive Vice President	October 16, 2024

Dawn M. Behnke*

		Senior Vice President and Chief Accounting Officer	October 16, 2024

Carol J. Krosky*

		Vice President and Treasurer	October 16, 2024

Craig W. Leslie*

*By:	/s/ ALISON RYAN		October 16, 2024

Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement as Exhibit 18).